Estimated Amortization Expense Of Intangible Assets For Future Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Expected Amortization Expense [Line Items]
2014	$ 946
2015	891
2016	805
2017	693
2018	545
Thereafter	3,248
Total	$ 7,128